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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-23C-1

                       STATEMENT BY REGISTERED CLOSED-END
             INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgement is desired, file this form with the Commission in triplicate.)

                REPORT FOR CALENDAR MONTH ENDING April 30, 2000
                                                 --------------

--------------------------------------------------------------------------------
               (Name of registered closed-end investment company)

---------------------------------------------------------------------------------------------------------------
                                                                       Approximate Asset
  Date of                            Number of      Price            Value or Approximate       Name of Seller
    Each         Identification        Shares        Per           Asset Coverage Per Share         or of
Transaction       of Security        Purchased      Share             at Time of Purchase      Seller's Broker
---------------------------------------------------------------------------------------------------------------
4/4/00           The New America       400         $25,000                $52,936.27           Lehman Brothers
                 High Income                         plus
                 Fund, Inc.                        accrued
                 Auction Term                      dividend
                 Preferred
                 Stock Series A
---------------------------------------------------------------------------------------------------------------

REMARKS:
                                          The New America High Income Fund, Inc.
                                          --------------------------------------
                                                    Name of Registrant


                                        By /s/ Ellen E. Terry
                                           -------------------------------------
                                                         (Name)

Date of Statement: May 3, 2000               Vice President
                   -----------             -------------------------------------
                                                        (Title)

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                                                                 SEC 1580 (5-97)